THE ADVISORS' INNER CIRCLE FUND

                                WHG SMIDCAP FUND

                         SUPPLEMENT DATED MARCH 1, 2011
                                     TO THE
                    SUMMARY PROSPECTUS DATED MARCH 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS.

The WHG SMidCap Fund (the "Fund") is closed to new investors. Existing shareholders of the Fund may continue to make additional investments and reinvest dividends and capital gains distributions in the Fund.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 WHG-SK-020-0100